Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020 CAD ($) shares	Apr. 30, 2020 CAD ($) shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 40,253			$ 38,580
Balance at end of period	$ 40,099	$ 40,253	$ 38,010	$ 40,099	$ 38,010
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	445,133,356	444,981,533	444,650,308	445,341,675	442,826,380
Equity-settled share-based compensation plans | shares	40,146	71,409	50,773	586,503	350,637
Shareholder investment plan, Number of shares | shares	416,078	454,791	373,534	1,204,873	1,321,554
Employee share purchase plan, Number of shares | shares	433,769	376,684	339,470	1,134,732	919,348
Number of shares issued, Number of shares | shares	446,023,349	445,884,417	445,414,085	448,267,783	445,417,919
Purchase of common shares for cancellation, Number of shares | shares		(710,800)		(2,208,600)
Treasury shares, Number of shares | shares	(14,461)	(40,261)	22,517	(50,295)	18,683
Ending balance, Number of shares | shares	446,008,888	445,133,356	445,436,602	446,008,888	445,436,602
Balance at beginning of period	$ 13,722	$ 13,669	$ 13,443	$ 13,591	$ 13,243
Equity-settled share-based compensation plans	4	8	5	63	37
Shareholder investment plan, Amount	39	36	39	111	143
Employee share purchase plan, Amount	38	34	36	108	100
Number of shares issued, Amount	13,803	13,747	13,523	13,873	13,523
Purchase of common shares for cancellation, Amount		(22)		(68)
Treasury shares, Amount	(3)	(3)	2	(5)	2
Balance at end of period	$ 13,800	$ 13,722	$ 13,525	$ 13,800	$ 13,525